Fair Value Measurements - Financial Instruments Not Carried At Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 152,866	$ 176,364
Liabilities	152,510	174,211
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(560) and $(15))	10,485	6,379
Mortgage loans, allowance for credit loss	15	12	$ 11
Carrying amount | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(560) and $(15))	11,045	6,379
Carrying amount | Level 3 | Other policyholder funds and benefits payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	4,834	5,137
Carrying amount | Level 3 | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,495	1,484
Carrying amount | Level 3 | Mortgage loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,520	2,131
Estimate of fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(560) and $(15))	11,045	6,379
Estimate of fair value | Level 3 | Other policyholder funds and benefits payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	4,271	4,792
Estimate of fair value | Level 3 | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value	1,495	1,484
Estimate of fair value | Level 3 | Mortgage loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value	$ 2,232	$ 2,138